Related Party Transactions - Additional Information (Detail) $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 07, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 07, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GBP (£)
Executive [Member]
Related Party Transaction [Line Items]
Increase in loan to related party	$ 4.1
Carbon Group Limited [Member]
Related Party Transaction [Line Items]
Consultancy service expenses paid		$ 0.1	$ 0.1	$ 0.2	$ 0.2
Football DataCo Limited [Member] | Letter of Credit [Member]
Related Party Transaction [Line Items]
Line of credit, maximum amount				$ 40.9		£ 30,000,000